UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2005

Item 1.    Schedule of Investments.

UBS U.S. Allocation Fund

SCHEDULE OF INVESTMENTS — November 30, 2005 (unaudited)

Number of
Shares		Value ($)

Common Stocks—65.12%
Aerospace & Defense—1.75%
23,500	Esterline Technologies Corp. (1)*	966,085
144,600	Lockheed Martin Corp.	8,762,760
130,600	Northrop Grumman Corp.	7,492,522
22,108	Triumph Group, Inc. *	838,999
		18,060,366

Air Freight & Couriers—0.93%
99,000	FedEx Corp.	9,664,380

Airlines—0.10%
43,300	AMR Corp. (1)*	731,337
46,700	Pinnacle Airlines Corp. *	324,565
		1,055,902

Auto Components—1.46%
16,600	American Axle & Manufacturing Holdings, Inc.	352,916
69,800	BorgWarner, Inc. (1)	4,188,000
151,500	Johnson Controls, Inc.	10,521,675
		15,062,591

Automobiles—0.63%
113,800	Harley-Davidson, Inc. (1)	6,129,268
11,900	Winnebago Industries, Inc. (1)	399,959
		6,529,227

Banks—5.60%
11,000	Accredited Home Lenders Holding Co. (1)*	476,520
25,000	Boston Private Financial Holdings, Inc. (1)	775,000
33,400	Colonial BancGroup, Inc.	831,994
9,200	Cullen/Frost Bankers, Inc.	495,512
310,538	Fifth Third Bancorp	12,505,365
394,600	Mellon Financial Corp.	13,274,344
85,000	Ocwen Financial Corp. (1)*	717,400
137,000	PNC Financial Services Group	8,736,490
22,300	South Financial Group, Inc.	661,641
310,500	Wells Fargo & Co.	19,514,925
		57,989,191

Beverages—0.48%
114,068	Anheuser-Busch Cos., Inc.	4,989,334

Biotechnology—1.15%
25,400	Connetics Corp. (1)*	336,804
7,000	Digene Corp. (1)*	191,940
147,300	Genzyme Corp. *	10,950,282
43,800	Seattle Genetics, Inc. *	217,686
11,500	Telik, Inc. *	192,970
		11,889,682

Building Products—1.30%
15,300	American Woodmark Corp.	391,986
5,600	Apogee Enterprises, Inc.	86,632
422,700	Masco Corp. (1)	12,583,779
16,900	Trex Co., Inc. (1)*	386,503
		13,448,900

Chemicals—0.08%
18,000	Airgas, Inc.	559,800
7,400	Lubrizol Corp.	312,354
		872,154

Commercial Services & Supplies—0.68%
277,500	Cendant Corp.	4,931,175
45,200	Coinstar, Inc. (1)*	1,098,360
34,500	McGrath Rentcorp	986,355
		7,015,890

Number of
Shares		Value ($)

Communications Equipment—0.35%
5,600	Black Box Corp.	261,576
36,000	Harris Corp.	1,604,880
31,600	InPhonic, Inc. (1)*	373,196
28,700	Plantronics, Inc.	792,694
41,600	Tekelec (1)*	540,800
		3,573,146

Computers & Peripherals—0.64%
224,900	Hewlett-Packard Co.	6,672,783

Containers & Packaging—0.03%
32,100	Caraustar Industries, Inc. *	316,506

Diversified Financials—8.03%
50,800	Apollo Investment Corp.	963,676
618,186	Citigroup, Inc.	30,012,930
212,300	Federal Home Loan Mortgage Corp.	13,258,135
13,400	IndyMac Bancorp, Inc. (1)	512,952
2,000	IntercontinentalExchange, Inc. *	64,600
395,600	J.P. Morgan Chase & Co.	15,131,700
27,300	Jackson Hewitt Tax Service, Inc.	656,292
13,900	Lazard Ltd., Class A	435,070
371,950	Morgan Stanley	20,840,359
23,600	National Financial Partners Corp.	1,201,004
		83,076,718

Diversified Telecommunication Services—2.74%
313,100	AT&T, Inc.	7,799,321
9,300	NeuStar, Inc., Class A *	281,976
807,894	Sprint Nextel Corp. (1)	20,229,666
		28,310,963

Electric Utilities—2.70%
157,400	American Electric Power Co., Inc.	5,751,396
319,200	Exelon Corp.	16,611,168
12,691	FirstEnergy Corp.	595,969
21,000	Hawaiian Electric Industries, Inc. (1)	555,240
33,600	NGP Capital Resources Co.	467,040
68,500	Northeast Utilities	1,272,730
123,000	Pepco Holdings, Inc. (1)	2,665,410
		27,918,953

Electrical Equipment—0.04%
31,100	Ultralife Batteries, Inc. *	404,922

Electronic Equipment & Instruments—1.39%
26,900	Methode Electronics, Inc.	281,105
109,800	Mettler-Toledo International, Inc. *	6,267,384
42,100	Newport Corp. *	580,980
22,100	Park Electrochemical Corp.	557,804
34,000	Regal-Beloit Corp.	1,199,860
140,400	Waters Corp. *	5,507,892
		14,395,025

Energy Equipment & Services—1.10%
61,000	Baker Hughes, Inc.	3,498,350
135,600	GlobalSantaFe Corp.	6,150,816
23,400	Oceaneering International, Inc. *	1,193,400
16,100	Offshore Logistics, Inc. *	493,465
		11,336,031

Food & Drug Retailing—0.84%
446,900	Kroger Co. *	8,696,674

Food Products—0.04%
17,500	Hain Celestial Group, Inc. *	390,775

Gas Utilities—1.02%
187,700	NiSource, Inc.	4,041,181
149,300	Sempra Energy	6,561,735
		10,602,916

Number of
Shares		Value ($)

Health Care Equipment & Supplies—0.99%
45,600	Candela Corp. (1)*	656,640
14,322	Cooper Cos., Inc.	784,846
2,000	Diagnostic Products Corp.	91,100
80,800	Medtronic, Inc.	4,490,056
62,600	Zimmer Holdings, Inc. *	3,923,142
11,300	Zoll Medical Corp. *	293,913
		10,239,697

Health Care Providers & Services—3.52%
120,800	Caremark Rx, Inc. *	6,207,912
428,400	HealthSouth Corp. *	1,597,932
12,700	LifePoint Hospitals, Inc. (1)*	483,235
23,100	Molina Healthcare, Inc. *	616,770
48,000	Odyssey Healthcare, Inc. *	888,960
9,300	RehabCare Group, Inc. *	180,048
280,300	UnitedHealth Group, Inc.	16,778,758
126,100	WellPoint, Inc. *	9,688,263
		36,441,878

Hotels, Restaurants & Leisure—1.59%
170,200	Carnival Corp. (1)	9,274,198
291,800	Expedia, Inc. *	7,233,722
		16,507,920

Household Durables—0.23%
42,100	Lenox Group, Inc. *	520,356
8,900	Ryland Group, Inc.	636,706
9,600	Snap-On, Inc. (1)	358,752
33,300	Tempur-Pedic International, Inc. (1)*	377,955
20,100	Yankee Candle Co., Inc.	509,535
		2,403,304

Insurance—2.40%
249,100	American International Group, Inc.	16,724,574
11,800	AmerUs Group Co. (1)	693,014
85,100	Hartford Financial Services Group, Inc. (1)	7,435,187
		24,852,775

Internet Software & Services—0.05%
27,300	iVillage, Inc. (1)*	223,860
115,800	Tumbleweed Communications Corp. *	336,978
		560,838

IT Consulting & Services—0.83%
295,400	Accenture Ltd., Class A	8,401,176
27,800	BearingPoint, Inc. (1)*	202,384
		8,603,560

Machinery—1.37%
4,300	Dionex Corp. *	203,089
16,300	Gardner Denver, Inc. *	795,440
147,400	Illinois Tool Works, Inc.	13,010,998
5,100	Nordson Corp.	203,082
		14,212,609

Media—3.54%
16,200	ADVO, Inc.	442,098
201,000	Clear Channel Communications, Inc.	6,544,560
143,900	Dex Media, Inc.	3,916,958
277,300	DIRECTV Group, Inc. *	3,657,587
165,900	Omnicom Group, Inc.	14,028,504
35,600	Radio One, Inc., Class D *	393,736
26,900	Saga Communications, Inc., Class A *	334,098
51,400	Sinclair Broadcast Group, Inc., Class A	494,468
224,500	Univision Communications, Inc., Class A (1)*	6,786,635
		36,598,644

Number of
Shares		Value ($)

Multi-Line Retail—2.13%
290,700	Costco Wholesale Corp.	14,529,186
164,100	Kohl’s Corp. *	7,548,600
		22,077,786

Oil & Gas—1.64%
12,300	Cimarex Energy Co. *	478,593
24,400	Equitable Resources, Inc.	912,316
103,700	Exxon Mobil Corp.	6,017,711
162,100	Marathon Oil Corp.	9,610,909
		17,019,529

Personal Products—0.08%
11,600	Chattem, Inc. *	368,532
25,100	Nu Skin Enterprises, Inc. (1)	436,238
		804,770

Pharmaceuticals—6.91%
20,100	Alkermes, Inc. *	365,418
135,100	Allergan, Inc. (1)	13,510,000
197,900	Bristol-Myers Squibb Co.	4,272,661
110,000	Cephalon, Inc. (1)*	5,593,500
13,400	DOV Pharmaceutical, Inc. *	193,496
245,264	Johnson & Johnson	15,145,052
9,000	K-V Pharmaceutical Co., Class A (1)*	178,200
151,600	Medco Health Solutions, Inc. *	8,133,340
466,650	Mylan Laboratories, Inc.	9,748,318
346,200	Wyeth	14,388,072
		71,528,057

Real Estate—0.19%
9,200	Kilroy Realty Corp.	566,720
10,500	LaSalle Hotel Properties	353,430
8,100	Parkway Properties, Inc.	338,580
11,410	Taberna Realty Finance Trust (7)††	123,228
23,100	Thornburg Mortgage, Inc. (1)	612,381
		1,994,339

Road & Rail—1.19%
165,500	Burlington Northern Santa Fe Corp.	10,952,790
5,800	Genesee & Wyoming, Inc., Class A *	194,996
12,200	Landstar System, Inc.	525,088
13,100	Yellow Roadway Corp. *	617,141
		12,290,015

Semiconductor Equipment & Products—0.95%
323,000	Applied Materials, Inc.	5,849,530
148,900	Xilinx, Inc. (1)	3,936,916
		9,786,446

Software—4.28%
147,000	Mercury Interactive Corp. *	4,086,600
941,200	Microsoft Corp.	26,080,652
656,000	Oracle Corp. *	8,245,920
17,600	Reynolds & Reynolds Co., Class A	479,424
303,673	Symantec Corp. *	5,365,902
		44,258,498

Specialty Retail—0.15%
22,856	Movado Group, Inc.	421,693
16,100	Movie Gallery, Inc. (1)	79,373
25,700	PETCO Animal Supplies, Inc. *	545,611
14,600	Sports Authority, Inc. *	459,462
		1,506,139
Total Common Stocks (cost—$599,067,755)		673,959,833

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

U.S. Government Obligations—5.33%
7,620	U.S. Treasury Bonds (1)	05/15/17	8.750		10,349,804
2,595	U.S. Treasury Bonds	11/15/21	8.000		3,514,300
4,085	U.S. Treasury Bonds (1)	05/15/30	6.250		4,948,116
7,469	U.S. Treasury Inflation Index Notes	01/15/14	2.000		7,394,739
7,780	U.S. Treasury Notes (1)	04/30/07	3.625		7,694,296
4,960	U.S. Treasury Notes	08/31/07	4.000		4,924,739
1,600	U.S. Treasury Notes	06/15/10	3.625		1,547,374
14,580	U.S. Treasury Notes (1)	05/15/14	4.750		14,802,680
Total U.S. Government Obligations (cost—$55,891,288)					55,176,048

Mortgage & Agency Debt Securities—13.15%
1,910	Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1	04/25/35	7.500		1,927,466
3,060	Federal Home Loan Mortgage Corporation Certificates	04/15/07	3.750		3,022,175
3,875	Federal Home Loan Mortgage Corporation Certificates	01/12/09	3.875		3,771,828
24	Federal Home Loan Mortgage Corporation Certificates	09/01/17	5.500		24,595
38	Federal Home Loan Mortgage Corporation Certificates	12/01/17	6.000		38,406
42	Federal Home Loan Mortgage Corporation Certificates	01/01/18	5.500		42,168
36	Federal Home Loan Mortgage Corporation Certificates	04/01/18	5.500		36,488
1,913	Federal Home Loan Mortgage Corporation Certificates	08/01/28	6.500		1,965,068
26	Federal Home Loan Mortgage Corporation Certificates	02/01/29	6.500		26,506
26	Federal Home Loan Mortgage Corporation Certificates	04/01/29	6.500		26,706
12	Federal Home Loan Mortgage Corporation Certificates	10/01/29	6.000		11,795
9	Federal Home Loan Mortgage Corporation Certificates	03/01/32	6.000		8,961
59	Federal Home Loan Mortgage Corporation Certificates	11/01/32	6.500		60,184
2,583	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500		2,416,506
2,890	Federal National Mortgage Association Certificates	09/15/09	6.625		3,076,645
6,420	Federal National Mortgage Association Certificates	06/01/10	4.625		6,302,848
2,930	Federal National Mortgage Association Certificates	02/01/11	6.250		3,087,197
2,586	Federal National Mortgage Association Certificates	02/01/14	6.000		2,642,768
86	Federal National Mortgage Association Certificates	03/01/17	6.500		88,327
17	Federal National Mortgage Association Certificates	07/01/17	6.000		17,038
6,306	Federal National Mortgage Association Certificates	09/01/17	5.500		6,348,941
8,108	Federal National Mortgage Association Certificates	11/01/17	5.500		8,156,797
4,583	Federal National Mortgage Association Certificates	02/01/19	5.000		4,520,516
5	Federal National Mortgage Association Certificates	06/01/23	6.000		4,716
2,870	Federal National Mortgage Association Certificates	02/01/24	5.500		2,854,272
18	Federal National Mortgage Association Certificates	03/01/29	6.000		18,587
46	Federal National Mortgage Association Certificates	04/01/29	6.500		47,158
5,902	Federal National Mortgage Association Certificates	08/01/29	6.500		6,064,820
2,746	Federal National Mortgage Association Certificates	12/01/29	6.500		2,823,833
18	Federal National Mortgage Association Certificates	05/01/30	6.500		19,007
3,145	Federal National Mortgage Association Certificates	07/01/30	6.500		3,232,161
4,006	Federal National Mortgage Association Certificates	11/01/30	6.500		4,117,686
14	Federal National Mortgage Association Certificates	05/01/31	7.500		15,311
20	Federal National Mortgage Association Certificates	11/01/31	6.500		20,764
1,872	Federal National Mortgage Association Certificates	08/01/32	7.000		1,955,202
33	Federal National Mortgage Association Certificates	02/01/33	7.500		34,226
2,465	Federal National Mortgage Association Certificates	05/01/33	5.500		2,434,194
3,967	Federal National Mortgage Association Certificates	06/01/33	5.500		3,920,344
18	Federal National Mortgage Association Certificates	06/01/33	6.000		18,451
2,317	Federal National Mortgage Association Certificates	07/01/33	5.500		2,288,012
81	Federal National Mortgage Association Certificates	10/01/33	6.000		81,903
27,690	Federal National Mortgage Association Certificates TBA	TBA	5.000		26,634,319
65	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000		65,181
34	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000		34,183
1,385	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		1,406,982
3,295	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		3,448,268
1,445	First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1	02/25/35	4.461	‡	1,443,724
7,405	FNMA REMIC, Series 2002-53, Class PD	01/25/32	6.000		7,573,553
5,776	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	4.845	‡	5,909,010
13	Government National Mortgage Association Certificates	04/15/26	7.000		13,565
19	Government National Mortgage Association Certificates	10/15/28	6.500		20,003
4,762	Government National Mortgage Association Certificates	07/15/29	6.000		4,842,109

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

40	Government National Mortgage Association Certificates	04/15/31	6.500		41,245
8	Government National Mortgage Association Certificates II	11/20/28	6.000		8,318
18	Government National Mortgage Association Certificates II	02/20/29	6.000		18,013
4,596	Government National Mortgage Association Certificates II	02/20/34	6.000		4,658,110
722	GSMPS Mortgage Loan Trust, Series 2001-2, Class A **	06/19/32	7.500		753,088
721	Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-D, Class XA1 (2)(7)	08/25/28	1.000	@	8,025
1,656	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC, Class A1	03/25/34	4.940		1,644,976
Total Mortgage & Agency Debt Securities (cost—$138,207,335)					136,093,248

Collateralized Mortgage Obligations—2.39%
5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,351,698
452	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class E **	11/15/13	5.620	‡	451,827
880	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class F **	11/15/13	4.754	‡	872,175
2,575	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1	12/25/35	6.500		2,620,062
1,042	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		1,066,882
1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C **	08/03/15	7.730		1,397,584
800	Host Marriott Pool Trust, Series 1999-HMTA, Class D **	08/03/15	7.970		855,959
800	Host Marriott Pool Trust, Series 1999-HMTA, Class E **	08/03/15	8.070		839,300
4,045	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3	01/15/30	6.613		4,144,429
9	JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A1	07/15/31	7.325		9,536
41	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1	06/15/31	6.410		41,385
2,000	Morgan Stanley Capital I, Series 1997-ALIC, Class D	12/15/07	7.230		2,061,174
12	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1	10/15/33	6.960		12,724
3,502	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.269	‡	3,555,494
1,444	Salomon Brothers Mortgage Securities VII, Series 2003-CDCA, Class C **	02/15/15	4.670	‡	1,444,995
Total Collateralized Mortgage Obligations (cost—$25,125,466)					24,725,224

Asset-Backed Securities—1.62%
80	Capital One Multi-Asset Execution Trust, Series 2003-A1, Class A1	01/15/09	4.510	‡	80,088
2,207	Conseco Finance Securitizations Corp., Series 2000-2, Class A4	12/01/30	8.480		2,237,999
5,000	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		4,981,499
1,376	Conseco Finance Securitizations Corp., Series 2001-1, Class A4	05/01/31	7.620		1,383,314
18	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1 **	06/25/33	4.531	‡	17,890
621	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFB, Class A1	06/25/24	4.167	#	616,367
1,400	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	5.090	‡	1,403,228
55	Peco Energy Transition Trust, Series 1999-A, Class A7	03/01/09	6.130		56,416
4,500	Permanent Financing PLC, Series 4, Class 2C	06/10/42	4.554	‡	4,521,194
660	Providian Gateway Master Trust, Series 2004-AA, Class C **	03/15/11	5.020	‡	665,878
770	Providian Gateway Master Trust, Series 2004-AA, Class D **	03/15/11	5.970	‡	784,320
8	Residential Asset Funding Corporation Asset-Backed Trust, Series 2001-1, Class A3	11/25/29	5.115		8,315
Total Asset-Backed Securities (cost—$16,743,708)					16,756,508

Corporate Bonds—6.37%
Aerospace & Defense—0.18%
100	BE Aerospace, Inc., Series B	05/01/11	8.875		105,250
325	Boeing Capital Corp.	09/27/10	7.375		357,912
650	Bombardier Capital, Inc. **	06/29/06	6.125		650,000
300	Bombardier, Inc. **	05/01/14	6.300		259,500
125	DRS Technologies, Inc.	11/01/13	6.875		118,750
175	Lockheed Martin Corp.	12/01/29	8.500		234,951
125	Sequa Corp.	08/01/09	9.000		131,250
					1,857,613

Agriculture—0.01%
150	American Rock Salt Co. LLC	03/15/14	9.500		151,500

Airlines—0.08%
350	American Airlines	04/01/11	8.608		339,517
453	Northwest Airlines, Series 2000-1, Class G	04/01/21	8.072		458,888
					798,405

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Apparel/Textiles—0.06%
75	Collins & Aikman Floorcovering, Series B	02/15/10	9.750	69,000
225	Levi Strauss & Co. **	12/15/12	12.250	251,437
150	Perry Ellis International, Inc., Series B	03/15/09	9.500	154,500
75	Rafaella Apparel Group **	06/15/11	11.250	73,500
100	Tommy Hilfiger USA, Inc.	06/01/08	6.850	99,250
				647,687

Automobile OEM—0.62%
1,200	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050	1,167,017
4,015	Ford Motor Credit Co.	01/12/09	5.800	3,581,793
300	Ford Motor Credit Co.	10/28/09	7.375	275,770
375	General Motors Acceptance Corp.	03/02/11	7.250	346,329
1,055	General Motors Acceptance Corp.	09/15/11	6.875	953,220
175	General Motors Nova Scotia Finance	10/15/08	6.850	134,313
				6,458,442

Automotive Parts—0.04%
50	Advanced Accesory Systems	06/15/11	10.750	42,500
150	Cooper Standard Auto **	12/15/14	8.375	112,500
75	Dura Operating Corp., Series D	05/01/09	9.000	45,375
250	Stanadyne Corp.	08/15/14	10.000	240,938
				441,313

Banking-Non-U.S.—0.07%
275	Abbey National PLC	10/26/29	7.950	348,713
350	Royal Bank of Scotland Group PLC	03/31/10†††	9.118	401,583
				750,296

Banking-U.S.—0.89%
1,000	Bank of America Corp.	01/15/11	7.400	1,099,965
1,600	Citigroup, Inc.	08/27/12	5.625	1,642,613
575	Citigroup, Inc.	09/15/14	5.000	564,751
250	CS First Boston, Inc.	01/15/09	3.875	241,872
225	CS First Boston, Inc.	01/15/12	6.500	240,373
270	HSBC Bank USA	08/15/35	5.625	256,732
1,000	J.P. Morgan Chase & Co.	02/01/11	6.750	1,070,539
350	U.S. Bank N.A. Minnesota	08/01/11	6.375	372,124
775	Wachovia Bank N.A.	08/18/10	7.800	868,742
525	Washington Mutual Bank	01/15/13	5.500	529,535
1,000	Washington Mutual, Inc.	01/15/07	5.625	1,006,992
1,250	Wells Fargo Bank N.A.	02/01/11	6.450	1,327,589
				9,221,827

Broadcast—0.05%
295	News America, Inc.	12/15/34	6.200	290,327
125	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375 #	91,406
100	Nexstar Finance, Inc.	01/15/14	7.000	89,500
				471,233

Brokerage—0.32%
1,525	Goldman Sachs Group, Inc.	01/15/11	6.875	1,640,459
1,550	Morgan Stanley	04/15/11	6.750	1,660,714
				3,301,173

Building Materials—0.06%
125	Ahern Rentals, Inc. **	08/15/13	9.250	129,687
200	Ainsworth Lumber	10/01/12	7.250	178,500
75	Hydrochem Industrial Services **	02/15/13	9.250	72,000
200	Interface, Inc.	02/01/10	10.375	215,000
				595,187

Business Services—0.03%
175	Activant Solutions, Inc.	06/15/11	10.500	189,875
125	Da-Lite Screen Co., Inc.	05/15/11	9.500	131,250
				321,125

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Cable—0.19%
128	CCH I LLC **	10/01/15	11.000	109,760
100	Charter Communications Operating Capital Corp. **	04/30/14	8.375	99,500
1,025	Comcast Cable Communications, Inc.	01/30/11	6.750	1,083,315
175	CSC Holdings, Inc., Series B	07/15/09	8.125	177,188
125	CSC Holdings, Inc., Series B	04/01/11	7.625	124,375
150	Insight Communications, Inc.	02/15/11	12.250 #	156,187
200	Mediacom Broadband LLC	01/15/13	9.500	196,500
				1,946,825

Chemicals—0.19%
150	Hercules, Inc.	06/30/29	6.500	113,813
400	ICI Wilmington, Inc.	12/01/08	4.375	389,996
100	Methanex Corp.	08/15/12	8.750	110,500
125	Omnova Solutions, Inc.	06/01/10	11.250	131,875
175	Resolution Performance	11/15/10	13.500	184,844
250	Rhodia SA	06/01/10	10.250	274,375
164	Rockwood Specialties Group, Inc.	05/15/11	10.625	177,530
275	Rohm & Haas Co.	07/15/29	7.850	346,972
200	Terra Capital, Inc.	10/15/08	12.875	233,000
				1,962,905

Commercial Services—0.06%
325	Cendant Corp.	01/15/08	6.250	330,662
125	CIE Generale De Geophysique **	05/15/15	7.500	128,125
200	Technical Olympic USA, Inc.	01/15/15	7.500	167,000
				625,787

Commercial Services & Supplies—0.02%
200	Xerox Capital Trust I	02/01/27	8.000	205,000

Consumer Products—0.04%
150	Amscan Holdings, Inc.	05/01/14	8.750	113,250
125	Gregg Appliances, Inc. **	02/01/13	9.000	113,125
200	Prestige Brands, Inc.	04/15/12	9.250	197,000
				423,375

Consumer Products-NonDurables—0.03%
335	Avon Products, Inc.	11/15/09	7.150	360,740

Containers & Packaging—0.10%
250	Berry Plastics	07/15/12	10.750	262,500
300	Crown Cork & Seal, Inc.	04/15/23	8.000	285,750
400	Owens-Illinois, Inc.	05/15/18	7.800	394,000
125	Solo Cup Co.	02/15/14	8.500	113,281
				1,055,531

Diversified Financials—0.01%
125	Bluewater Finance Ltd.	02/15/12	10.250	133,438

Electric Utilities—0.26%
230	American Electric Power Co., Series A	05/15/06	6.125	231,392
125	Comstock Resources, Inc.	03/01/12	6.875	123,750
255	Dominion Resources, Inc.	06/15/35	5.950	244,676
75	Edison Mission Energy	08/15/08	10.000	81,938
450	FirstEnergy Corp., Series B	11/15/11	6.450	473,083
425	FPL Group Capital, Inc.	09/15/06	7.625	433,950
200	Midwest Generation LLC	05/01/34	8.750	220,500
225	Pacific Gas & Electric Co.	03/01/34	6.050	227,356
325	Progress Energy, Inc.	10/30/31	7.000	352,000
265	TXU Energy Co.	03/15/13	7.000	280,441
				2,669,086

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Energy—0.11%
100	Chaparral Energy, Inc. **	12/01/15	8.500	101,500
175	Clayton William Energy **	08/01/13	7.750	166,250
350	Devon Financing Corp., U.L.C.	09/30/11	6.875	381,124
100	Dynegy Holdings, Inc.	05/15/18	7.125	88,750
250	Gulfmark Offshore, Inc. **	07/15/14	7.750	259,375
50	Pogo Producing Co. **	10/01/17	6.875	48,750
125	Whiting Petroleum Corp.	05/01/12	7.250	126,563
				1,172,312

Energy-Integrated—0.05%
225	Marathon Oil Corp.	03/15/12	6.125	238,044
250	PPL Energy Supply LLC, Series A	11/01/11	6.400	262,792
				500,836

Entertainment—0.06%
305	Time Warner, Inc.	04/15/31	7.625	346,000
250	Viacom, Inc.	05/15/11	6.625	259,148
				605,148

Environmental Services—0.03%
300	Waste Management, Inc.	08/01/10	7.375	325,999

Finance-NonCaptive Consumer—0.18%
250	Capital One Financial	06/01/15	5.500	246,732
500	Countrywide Home Loans	05/21/08	3.250	479,302
700	HSBC Finance Corp.	05/15/11	6.750	752,068
335	MBNA Corp.	03/15/12	7.500	375,888
				1,853,990

Finance-NonCaptive Diversified—0.36%
2,350	General Electric Capital Corp.	06/15/12	6.000	2,461,728
600	General Electric Capital Corp.	03/15/32	6.750	689,728
550	International Lease Finance Corp.	04/01/09	3.500	522,260
				3,673,716

Food—0.14%
200	Ameriqual Group LLC **	04/01/12	9.000	207,000
300	Conagra Foods, Inc.	09/15/11	6.750	320,025
150	Dole Foods Co.	03/15/11	8.875	154,125
375	Kraft Foods, Inc.	11/01/11	5.625	383,010
175	Land O’Lakes, Inc.	11/15/11	8.750	184,625
175	Pinnacle Foods Holding Corp.	12/01/13	8.250	168,875
75	Wornick Co.	07/15/11	10.875	77,344
				1,495,004

Food Processors/Beverage/Bottling—0.10%
325	Coors Brewing Co.	05/15/12	6.375	343,256
325	Le-Natures, Inc. **	06/15/13	10.000	334,750
375	Miller Brewing Co. **	08/15/13	5.500	379,726
				1,057,732

Gaming—0.18%
100	Circus & Eldorado	03/01/12	10.125	105,750
325	Harrahs Operating Co., Inc.	01/15/09	7.500	344,039
125	Herbst Gaming, Inc.	06/01/12	8.125	129,375
200	Isle of Capri Casinos	03/01/14	7.000	195,000
150	MGM Mirage, Inc.	07/31/09	6.500	151,125
200	MTR Gaming Group, Inc.	04/01/10	9.750	210,000
250	River Rock Entertainment	11/01/11	9.750	269,375
100	San Pasqual Casino **	09/15/13	8.000	99,125
150	Seneca Gaming Corp.	05/01/12	7.250	152,063
200	Wheeling Island Gaming, Inc.	12/15/09	10.125	209,500
				1,865,352

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Healthcare—0.10%
100	Ameripath, Inc.	04/01/13	10.500	104,500
225	McKesson Corp.	02/01/12	7.750	252,124
200	Psychiatric Solutions **	07/15/15	7.750	207,000
225	Select Medical Corp. **	02/01/15	7.625	213,750
250	Universal Hospital Services	11/01/11	10.125	256,250
				1,033,624

Home Builders—0.03%
300	Centex Corp.	02/01/11	7.875	328,037

Hotels/Gaming—0.01%
100	Wynn Las Vegas LLC **	12/01/14	6.625	96,625

Industrial-Other—0.04%
200	Aearo Co. I	04/15/12	8.250	203,000
100	Dycom Industries, Inc. **	10/15/15	8.125	100,000
200	Wolverine Tube, Inc. **	08/01/08	7.375	162,000
				465,000

Insurance-Multiline—0.03%
300	Allstate Corp.	12/01/09	7.200	322,917

Insurance-Personal & Casualty—0.03%
250	Marsh & McLennan Cos., Inc.	03/15/12	6.250	260,557

Leisure—0.03%
150	Equinox Holdings, Inc.	12/15/09	9.000	154,125
100	Jacobs Entertainment Co.	02/01/09	11.875	106,375
				260,500

Machinery-Agriculture & Construction—0.07%
300	Caterpillar, Inc.	05/01/11	6.550	322,885
325	John Deere Capital Corp.	03/15/12	7.000	358,170
				681,055

Manufacturing-Diversified—0.01%
125	Maax Corp.	06/15/12	9.750	100,000
75	Maax Holdings, Inc. **	12/15/12	11.250 #	28,875
				128,875

Media—0.05%
100	Affinion Group, Inc. **	10/15/13	10.125	94,750
150	LIN Television Corp. **	05/15/13	6.500	143,625
175	Sinclair Broadcast Group	03/15/12	8.000	180,250
75	Sirius Satellite Radio **	08/01/13	9.625	73,313
				491,938

Metals & Mining—0.08%
325	AK Steel Corp.	06/15/12	7.750	293,312
200	Anadarko Finance Co., Series B	05/01/31	7.500	240,937
100	Century Aluminum Co.	08/15/14	7.500	96,500
200	FastenTech, Inc.	05/01/11	11.500	198,000
				828,749

Oil & Gas—0.09%
425	Duke Energy Field Services	08/16/10	7.875	469,448
225	Sempra Energy	03/01/10	7.950	246,933
225	Stone Energy Corp.	12/15/14	6.750	209,812
				926,193

Oil Refining—0.05%
105	Giant Industries, Inc.	05/15/12	11.000	116,812
325	Valero Energy Corp.	04/15/32	7.500	385,700
				502,512

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Paper & Forest Products—0.11%
200	Buckeye Technologies, Inc.	10/15/10	8.000		190,000
150	Cellu Tissue Holdings, Inc.	03/15/10	9.750		147,375
200	Donohue Forest Products	05/15/07	7.625		205,500
150	Georgia-Pacific Corp.	05/15/31	8.875		150,000
150	Millar Western Forest	11/15/13	7.750		114,750
125	Pliant Corp. (1)	09/01/09	11.125		108,125
200	Port Townsend Paper Corp. **	04/15/11	12.000		135,000
200	Tembec Industries, Inc.	06/30/09	8.625		132,000
					1,182,750

Pharmaceuticals—0.07%
325	Bristol-Myers Squibb Co.	10/01/11	5.750		334,045
350	Wyeth	03/15/13	5.500		352,619
					686,664

Publishing—0.09%
125	Advanstar Communications, Inc.	08/15/10	10.750		137,813
125	Cadmus Communications Corp.	06/15/14	8.375		128,125
175	Cenveo Corp.	03/15/12	9.625		188,562
25	Houghton Mifflin Co.	02/01/11	8.250		25,906
150	Houghton Mifflin Co.	10/15/13	11.500	#	114,938
100	Sheridan Acquisition Corp.	08/15/11	10.250		104,000
200	Vertis, Inc.	06/15/09	10.875		194,500
					893,844

Real Estate Investment Trusts—0.07%
325	Avalonbay Communities	08/01/09	7.500		350,163
325	EOP Operating LP	06/15/28	7.250		353,208
					703,371

Restaurants—0.05%
100	Buffets, Inc.	07/15/10	11.250		101,500
175	Landry’s Restaurants, Inc., Series B **	12/15/14	7.500		164,500
100	Restaurant Co. **	10/01/13	10.000		92,000
125	Sbarro, Inc.	09/15/09	11.000		123,750
					481,750

Retail—0.14%
100	Brookstone Co., Inc. **	10/15/12	12.000		96,000
150	GSC Holdings Corp. **	10/01/12	8.000		144,750
50	Ingles Markets, Inc.	12/01/11	8.875		50,500
175	Jean Coutu Group PJC, Inc.	08/01/14	8.500		162,312
275	Kroger Co.	04/01/31	7.500		287,140
250	Pantry, Inc.	02/15/14	7.750		242,500
200	Pathmark Stores, Inc.	02/01/12	8.750		190,000
275	Safeway, Inc.	02/01/31	7.250		284,705
					1,457,907

Road & Rail—0.07%
275	Burlington Northern Santa Fe Corp.	05/13/29	7.082		322,610
150	Kansas City Southern	06/15/09	7.500		155,250
250	Union Pacific Corp.	12/01/06	6.700		254,125
					731,985

Service—0.01%
150	Carriage Services, Inc. **	01/15/15	7.875		153,000

Specialty Purpose Entity—0.07%
300	AAC Group Holding Corp. **	10/01/12	10.250	#	216,000
150	NELL AF SARL **	08/15/15	8.375		147,000
175	Riddell Bell Holdings, Inc. **	10/01/12	8.375		163,625
250	Valor Telecom Enterprise **	02/15/15	7.750		245,000
					771,625

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Technology - Software—0.04%
350	Computer Sciences Corp.	04/15/08	3.500	334,475
125	Unisys Corp.	10/15/12	8.000	113,125
				447,600

Telecommunications—0.15%
325	Bellsouth Corp.	06/15/34	6.550	340,932
100	Inmarsat Finance PLC	06/30/12	7.625	101,750
50	Intelsat Bermuda Ltd. **	01/15/15	8.625	50,125
300	Intelsat Ltd. **	02/01/15	9.250 #	201,375
200	Qwest Communications International, Inc. **	02/15/11	7.250	202,750
350	Telecom Italia Capital	11/15/13	5.250	342,920
310	Telecom Italia Capital	11/15/33	6.375	309,302
				1,549,154

Tobacco—0.07%
325	Altria Group, Inc.	01/15/27	7.750	375,232
300	UST, Inc.	07/15/12	6.625	312,220
				687,452

Transportation Services—0.05%
400	ERAC USA Finance Co. **	01/15/11	8.000	446,114
25	Stena AB	12/01/16	7.000	22,812
				468,926

Wireless Telecommunication Services—0.24%
250	American Cellular Corp., Series B	08/01/11	10.000	270,625
300	AT&T Corp.	11/15/31	9.750	369,000
175	AT&T Wireless Services, Inc.	03/01/31	8.750	229,292
185	Cincinnati Bell, Inc.	01/15/14	8.375	181,300
650	Sprint Capital Corp.	03/15/32	8.750	851,910
100	Triton PCS, Inc.	02/01/11	9.375	75,000
350	Verizon New York, Inc., Series A	04/01/12	6.875	363,493
100	Wind Acquisition Finance SA **	12/01/15	10.750	104,000
				2,444,620
Total Corporate Bonds (cost—$67,688,533)				65,935,807

International Government Obligations—0.15%
330	Pemex Project Funding Master Trust	11/15/11	8.000	368,775
975	United Mexican States	12/30/19	8.125	1,194,375
Total International Government Obligations (cost—$1,470,003)				1,563,150

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Repurchase Agreement—8.74%
90,459	Repurchase Agreement dated 11/30/05 with State Street Bank & Trust Co., collateralized by $91,490,890 U.S. Treasury Notes, 4.375% due 08/15/12; (value—$92,268,745); proceeds: $90,467,971 (cost—$90,459,000)	12/01/05	3.570	90,459,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned—9.18%
Money Market Funds†—5.36%
23	AIM Liquid Assets Portfolio		3.957	23,430
45	AIM Prime Portfolio		3.995	44,577
66	Barclays Prime Money Market Fund		3.927	66,457
6,670	BlackRock Provident Institutional TempFund		3.921	6,670,204
36	Dreyfus Institutional Cash Advantage Fund		3.934	35,540
545	Scudder Money Market Series		3.770	544,961
48,084	UBS Private Money Market Fund LLC (6)		3.948	48,083,780
				55,468,949

Principal
Amount
(000) ($)
Repurchase Agreement—3.82%
39,558	Repurchase Agreement dated 11/30/05 with Merrill Lynch & Co., collateralized by $69,148,000 Resolution Funding Co. Interest Strip Bonds, zero coupon due 07/15/07 to 01/15/30 and $23,811,000 Resolution Funding Co. Principal Strip Bonds, 8.875% due 07/15/20 to 04/15/30; (value—$40,350,074); proceeds: $39,562,285 (cost—$39,557,901)	12/01/05	3.990	39,557,901
Total Investments of Cash Collateral from Securities Loaned (cost—$95,026,850)				95,026,850
Total Investments (cost—$1,089,679,938)—112.05% (3)(4)(5)				1,159,695,668
Liabilities in excess of other assets—(12.05)%				(124,739,164)
Net Assets—100.00%				$1,034,956,504

*                  Non-income producing security.

**               Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.62% of net assets as of November 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†                  Interest rates shown reflect yield at November 30, 2005.

‡                  Floating rate securities.  The interest rates shown are the current rates as of November 30, 2005.

††                Security is being fair valued by a Valuation Committee under the direction of the Board of Trustees.

†††              Perpetual bond security. The maturity date reflects the next call date.

#                  Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.

@                Annualized yield at date of purchase.

(1)               Security, or portion thereof, was on loan at November 30, 2005.

(2)               Interest Only Security.  This security entitles the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns.  High prepayments would result in a smaller amount of interest being received and cause the yield to decrease.  Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(3)               Includes $106,112,296 of investments in securities on loan, at value.  In addition to holding cash equivalents as collateral for portfolio securities loaned of $95,026,850, the custodian also held the following U.S. government and agency obligations having an aggregate value of $15,188,005.

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
2,515	Federal National Mortgage Corp.	04/15/07	5.250	2,549,953
90	U.S. Treasury Bond	08/15/19	8.125	122,468
6,407	U.S. Treasury Bond	08/15/21	8.125	8,893,589
15	U.S. Treasury Inflation Index Notes	01/15/14	4.500	15,108
3,617	U.S. Treasury Inflation Index Notes	07/15/14	2.000	3,606,887
				15,188,005

(4)               Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2005 were $88,744,471 and $18,728,741, respectively, resulting in net unrealized appreciation of investments of $70,015,730.

(5)               The Fund calculates net asset values based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources.  Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc.  (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation.  Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.  (“UBS Global AM”), the investment advisor, administrator and principal underwriter of the Fund.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.  If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

(6)               The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2005.

Security Description	Value at 08/31/05 ($)	Purchases During the Three Months Ended 11/30/05 ($)	Sales During the Three Months Ended 11/30/05 ($)	Value at 11/30/05 ($)	Income Earned from Affiliate for the Three Months Ended 11/30/05 ($)

UBS Private Money Market Fund LLC	45,139,164	245,785,199	242,840,583	48,083,780	3,786

(7)           The securities detailed in the table below, which represent 0.01% of net assets, are considered illiquid and restricted as of November 30, 2005:

Illiquid and Restricted Security	Acquisition Dates	Acquisition Cost ($)	Acquisition Cost as a Percentage of Net Assets (%)	Value ($)	Value as a Percentage of Net Assets (%)
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-D, Class XA1, 1.000%, 08/25/28	09/12/03	11,222	0.00	8,025	0.00
Taberna Realty Finance Trust	08/04/05	136,920	0.01	123,228	0.01
		148,142	0.01	131,253	0.01

FHLMC      Federal Home Loan Mortgage Corporation.

FNMA       Federal National Mortgage Association.

GSMPS      Goldman Sachs Mortgage Passthrough Securities.

OEM           Original Equipment Manufacturer.

REMIC       Real Estate Mortgage Investment Conduit.

TBA           (To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	97.0
Panama	0.8
Bermuda	0.8
United Kingdom	0.6
Cayman Islands	0.5
Canada	0.1
Mexico	0.1
Luxembourg	0.1
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2005.

Item 2.    Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:                    January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:                    January 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:                    January 30, 2006